UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-10487

Hotchkis and Wiley Funds
(Exact name of registrant as specified in charter)

725 S. Figueroa Street, 39th Floor Los Angeles, California			90017
(Address of principal executive offices)			(Zip code)

Anna Marie Lopez Hotchkis and Wiley Capital Management, LLC 725 S. Figueroa Street, 39th Floor Los Angeles, California 90017
(Name and address of agent for service)

Copies to:
Mitchell Nichter, Esq. Paul, Hastings, Janofsky & Walker, LLP 55 Second Street, Twenty-Fourth Floor San Francisco, California 94105
(Counsel for the Registrant)

Registrant’s telephone number, including area code:		(213) 430-1000

Date of fiscal year end:	June 30, 2009

Date of reporting period:	July 1, 2008 - December 31, 2008

Item 1. Reports to Stockholders.

Supplement to the Prospectuses
February 9, 2009

Semi-Annual Report
December 31, 2008

Core Value Fund
Large Cap Value Fund
Mid-Cap Value Fund
Small Cap Value Fund
All Cap Value Fund

HOTCHKIS AND WILEY FUNDS

Supplement Dated February 9, 2009 to Prospectuses Dated August 29, 2008

Hotchkis and Wiley Funds
CORE VALUE FUND, LARGE CAP VALUE FUND, MID-CAP VALUE FUND, SMALL CAP VALUE FUND, ALL CAP VALUE FUND (COLLECTIVELY, THE "FUNDS")

Effective at the start of business on February 2, 2009, the Hotchkis and Wiley Large Cap Value Fund and the Hotchkis and Wiley All Cap Value Fund, both of which have been closed to new investors since July 1, 2005, will again begin accepting new investors. At that time, shares of the Hotchkis and Wiley Large Cap Value Fund and Hotchkis and Wiley All Cap Value Fund will be available for purchase as described in the section of the Prospectus – Class I Shares entitled "Shareholder Services – How to Buy Shares," and in the section of the Prospectus – Class A, C, R Shares entitled "Shareholder Services – How to Buy, Sell, Transfer and Exchange Shares." Also at that time, all references in the Prospectuses to the Hotchkis and Wiley Large Cap Value Fund and the Hotchkis and Wiley All Cap Value Fund as "closed" should be disregarded.

The following replaces the section "Portfolio Managers" in the Prospectuses.

Portfolio Managers

The Advisor to the Funds also manages institutional separate accounts and is the sub-advisor to other mutual funds. The investment process employed is the same for similar accounts, including the Funds, and is team-based utilizing primarily in-house, fundamental research. The investment research staff is organized by industry and sector and supports all of the accounts managed in each of the Advisor's investment strategies. Portfolio coordinators for each strategy ensure that the best thinking of the investment team is reflected in the "target portfolios." Investment ideas for each Fund are generated by the Advisor's investment team. The Advisor has identified the portfolio managers with the most significant responsibility for each Fund's portfolio. The list does not include all members of the investment team.

Investment team member	Primary title with Advisor	Years with the Advisor
George H. Davis Jr.	CEO and Portfolio manager	20
Sheldon Lieberman	Portfolio manager	15
James Miles	Portfolio manager	14
Patricia McKenna	Portfolio manager	13
David Green	Portfolio manager	12
Stan Majcher	Portfolio manager	12
Judd Peters	Portfolio manager	9
Scott McBride	Portfolio manager	7

The investment process is team driven where each portfolio manager participates in the investment research review and decision-making process for all of the Funds.

Mr. McBride, Mr. Peters and Mr. Davis coordinate the day to day management of the Core Value Fund and Large Cap Value Fund portfolios. Mr. Lieberman and Ms. McKenna participate in the investment research review and decision-making process and represent the Core Value Fund and Large Cap Value Fund to current and prospective shareholders.

Mr. Majcher and Mr. Davis coordinate the day to day management of the Mid-Cap Value Fund portfolio. Mr. Miles participates in the investment research review and decision-making process and represents the Mid-Cap Value Fund to current and prospective shareholders.

Mr. Green and Mr. Miles coordinate the day to day management of the Small Cap Value Fund portfolio. They also represent the Small Cap Value Fund to current and prospective shareholders.

Mr. Green and Mr. Davis coordinate the day to day management of the All Cap Value Fund portfolio. They also represent the All Cap Value Fund to current and prospective shareholders.

Please see the Statement of Additional Information for more information about management of the Funds, including additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of shares of the Funds.

This supplement is not part of the semi-annual report.

Core Value Fund
  Large Cap Value Fund
    Mid-Cap Value Fund
      Small Cap Value Fund
        All Cap Value Fund

HOTCHKIS AND WILEY FUNDS

DECEMBER 31, 2008

SEMI-ANNUAL REPORT

TABLE OF CONTENTS

SHAREHOLDER LETTER	5

FUND PERFORMANCE DATA	7

SCHEDULE OF INVESTMENTS:

CORE VALUE FUND	13

LARGE CAP VALUE FUND	15

MID-CAP VALUE FUND	17

SMALL CAP VALUE FUND	19

ALL CAP VALUE FUND	21

STATEMENTS OF ASSETS AND LIABILITIES	24

STATEMENTS OF OPERATIONS	25

STATEMENTS OF CHANGES IN NET ASSETS	26

FINANCIAL HIGHLIGHTS	28

NOTES TO THE FINANCIAL STATEMENTS	31

FUND EXPENSE EXAMPLES	37

INFORMATION ABOUT THE FUNDS	BACK COVER

DEAR SHAREHOLDER:

The following investment review and semi-annual report relates to the activities of the Hotchkis and Wiley Funds for the six months ended December 31, 2008.

OVERVIEW

Several long-standing records fell in 2008 as an anxious market confronted a financial crisis. The volatility level reached three times its previous high and short Treasury yields turned negative for the first time since the early 1940s as investors struggled to navigate through the economic turmoil. The outcome was the worst calendar year performance for the S&P 500 since 1937. To say this was a challenging fiscal period is clearly an understatement, but we believe there is a thick silver lining. Other unprecedented events occurred during 2008 that we see as positive signals for equities: 1) the U.S. government took extraordinary action by infusing capital into financial companies and cutting the federal funds rate to near zero and 2) the market's free cash flow yield exceeded 8.0% for the first time in history. Legitimate concerns abound in today's environment, but investors must balance these risks with long-term fundamentals and future cash flows. Eventually investors should understand the attractive valuations of many great companies and focus on ultimate intrinsic worth.

The credit crisis and its consequences dominated financial headlines throughout 2008. As a fundamental value manager, we became interested in a number of financial companies that had fallen deeply out of favor. Our research indicated that several hard-hit banks had sufficient capital on hand to absorb large future loan losses, which appeared to be the market's primary concern. While this assessment may have indeed been accurate, we underestimated political and behavioral responses that eventually overwhelmed several of these positions. For example, early ad hoc government intervention that was intended to calm markets was astonishingly hostile to equity investors. This accelerated panic and punished stocks with either real or perceived credit risk. The bottom line: a focus on company fundamentals was not the secret to success.

Having learned from its previous actions, the government changed course and decided to embrace rather than punish common shareholders of banks with the Troubled Assets Relief Program ("TARP"). The most important characteristic from a fundamental investor's perspective was its sweeping scope. The plan increased the transparency of potential government action, which had been a main obstacle throughout the year. As the environment changed, our investment positions changed accordingly. The Fund's holdings shifted to banks with dominant regional deposit share and TARP access. This included several banks that were able to purchase competitors at fire-sale prices with government backing.

This period has been one of the most difficult we have endured in our nearly 30-year history. We have faced demanding times before and prevailed. In a market beset by confusion, we focus on the things that we know. Valuation remains the beacon that guides us. At the end of the day, a stock's value continues to be the present value of its future cash flows. We are not so uncompromising that we fail to learn from recent events, but our experience tells us that our best course of action is to remain faithful to our core competency — fundamental value investing. Recent missteps have not eradicated the exceptional value we feel is embedded in our portfolios. We believe that eventually we will be able to look back at these rare times and be astounded by the risk/reward opportunities currently available.

HOTCHKIS AND WILEY CORE VALUE FUND

The Fund's Class I, Class A, and Class C shares had total returns of –32.95%, –33.04%, and –33.27%, respectively, compared to the S&P 500 Index return of –28.48% and the Russell 1000 Value Index return of –26.93%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 8 of this report to shareholders.)

Events in the financial sector trumped all else and caused all of the underperformance for the fiscal period. The net effect of crude oil's roller coaster ride on the Russell 1000 Value Index was negative as the sector returned –32% for the period. The portfolio's underweight position in the sector aided performance. Moreover, healthcare outperformed the market and was the strongest segment of the Fund during the period.

HOTCHKIS AND WILEY LARGE CAP VALUE FUND

The Fund's Class I, Class A, Class C, and Class R shares had total returns of –33.72%, –33.81%, –33.83%, and –33.84%, respectively, compared to the S&P 500 Index return of –28.48% and the Russell 1000 Value Index return of –26.93%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 9 of this report to shareholders.)

Events in the financial sector trumped all else and caused all of the underperformance for the fiscal period. The net effect of crude oil's roller coaster ride on the Russell 1000 Value Index was negative, as the sector returned –32% for the period. The portfolio's underweight position in the sector aided performance. Moreover, healthcare outperformed the market and was the strongest segment of the Fund during the period.

HOTCHKIS AND WILEY MID-CAP VALUE FUND

The Fund's Class I, Class A, Class C, and Class R shares had total returns of –33.08%, –33.15%, –33.12%, and –33.28%, respectively, compared to the Russell Midcap Index return of –36.67% and the Russell Midcap Value Index return of –32.67%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 10 of this report to shareholders.)

Events in the financial sector trumped all else and caused all of our underperformance for the period. The net effect of crude oil's roller coaster ride on the Russell Midcap Value Index was negative, as the sector returned –62% for the last 6 months of the year. The Fund's underweight position in energy aided performance. Moreover, healthcare outperformed the market and was the strongest segment of the Fund during the period.

HOTCHKIS AND WILEY SMALL CAP VALUE FUND

The Fund's Class I, Class A, and Class C shares had total returns of –41.51%, –41.61%, and –41.61%, respectively, compared to the Russell 2000 Index return of –26.94% and the Russell 2000 Value Index return of –21.17%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 11 of this report to shareholders.)

The Fund's performance reflected our exposure to the financial crisis, either directly in financial holdings or indirectly in consumer holdings. Within financials, our real estate related exposure underperformed despite our preference for high quality assets and stable capital structures. Any hint of leverage on real-estate related assets was harshly punished. Another notable real estate holding suffered declines as shareholders were unable to reform corporate governance issues at MI Developments. In our consumer holdings, exposure to the more cyclical and discretionary retailers and apparel companies underperformed a poor performing sector.

Events in the financial and consumer sectors were the primary cause of our underperformance for the period. The net effect of crude oil's roller coaster ride on the Russell 2000 Value Index was negative, as the sector returned –65% for the period. The portfolio's underweight position in the sector aided performance while exposure to the more economically-sensitive companies in financials (real estate companies and banks) underperformed the benchmark. Although we anticipate tough economic times in 2009, we believe the valuation of many of these holdings is exceptional and adequately compensates for the potential distress that a few may face.

HOTCHKIS AND WILEY ALL CAP VALUE FUND

The Fund's Class I, Class A, and Class C shares had total returns of –33.64%, –33.68%, and –33.77%, respectively, compared to the S&P 500 Index return of –28.48% and the Russell 3000 Value Index return of –26.49%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 12 of this report to shareholders.)

Events in the financial sector trumped all else and caused all of our underperformance for the period. The net effect of crude oil's roller coaster ride on the Russell 3000 Value Index was negative, as the sector returned –33% for the period. The portfolio's underweight position in the sector aided performance. Moreover, healthcare outperformed the market and was the strongest segment of the Fund during the period.

We appreciate your continued support of the Hotchkis and Wiley Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Anna Marie Lopez President	George Davis Fund Manager	Sheldon Lieberman Fund Manager

Patty McKenna Fund Manager	James Miles Fund Manager	Stan Majcher Fund Manager

David Green Fund Manager	Scott McBride Fund Manager	Judd Peters Fund Manager

The above reflects opinions of Fund managers as of December 31, 2008. They are subject to change and any forecasts made cannot be guaranteed. The Funds might not continue to hold any securities mentioned and have no obligation to disclose purchases or sales in these securities. Please refer to the Schedule of Investments in this report for a complete list of fund holdings for December 31, 2008. Past performance does not guarantee future results. Indexes do not incur expenses or sales loads and are not available for investment. Troubled Assets Relief Program ("TARP") is a program of the United States government to purchase assets and equity from financial institutions in order to strengthen the financial sector. Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Fund Performance Data

ABOUT FUND PERFORMANCE

The Large Cap Value Fund and Mid-Cap Value Fund have four classes of shares. The Core Value Fund, Small Cap Value Fund and All Cap Value Fund have three classes of shares. Each share class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. The Small Cap Value Fund is closed to new investors, except as described in the prospectuses.

Class I shares have no initial sales charge and bear no ongoing distribution and service fees under a 12b-1 plan. Class I shares are available only to eligible investors.

Class A shares incur a maximum initial sales charge of 5.25% and an annual distribution and service fee of 0.25%.

Class C shares are subject to an annual distribution and service fee of 1.00%. In addition, Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase. Class C shares automatically convert to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees.

Class R shares have no initial sales charge or CDSC and are subject to an annual distribution and service fee of 0.50%. Class R shares are available only to certain retirement plans.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, access the Funds' website at www.hwcm.com or call 1-866-HW-FUNDS.

Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Funds' investment advisor pays annual operating expenses of the Funds' Class I, Class A, Class C and Class R shares over certain levels. If the investment advisor did not pay such expenses during certain periods, net returns would be lower. Dividends paid by each class of shares will vary because of the different levels of distribution and service fees, if any, applicable to each class, which are deducted from the income available to be paid to shareholders. Performance of all Funds except the Core Value Fund and All Cap Value Fund includes that of predecessor funds, as referenced in Note 1 of the Notes to the Financial Statements.

FUND RISKS

Mutual fund investing involves risk; loss of principal is possible. The Small Cap Value Fund, Mid-Cap Value Fund and All Cap Value Fund invest in small- and medium-capitalization companies which tend to have limited liquidity and greater price volatility than large-capitalization companies. The All Cap Value Fund is a non-diversified fund which involves greater risk than investing in diversified funds, such as business risk, significant stock price fluctuations and sector concentration. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

MARKET INDEXES

The following are definitions for indexes used in the shareholder letter and the performance summary tables on the following pages. These indexes are unmanaged and include the reinvestment of dividends, but do not reflect the payment of transaction costs and advisory and other fees associated with an investment in the Funds. The securities that comprise these indexes may differ substantially from the securities in the Funds' portfolios. The Funds' value disciplines may prevent or restrict investment in major stocks in the benchmark indexes. It is not possible to invest directly in an index. Each index named is not the only index which may be used to characterize performance of a specific Fund and other indexes may portray different comparative performance.

S&P 500® Index, a capital weighted, unmanaged index, represents the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

Russell 3000® Index, an unmanaged index, is comprised of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 3000® Value Index measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell 1000® Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000® Index.

Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000® Index.

Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index, an unmanaged index, is a stock market index comprised of the 2,000 smallest companies in the Russell 3000® Index.

Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Fund Performance Data

CORE VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2008	Six Months	1 Year	Since 8/30/04*
Class I
Average annual total return	–32.95%	–45.94%	–7.33%
Class A
Average annual total return (with sales charge)	–36.56%	–48.87%	–8.68%
Average annual total return (without sales charge)	–33.04%	–46.02%	–7.55%
Class C
Average annual total return (with CDSC)	–34.27%	–47.42%	–8.22%
Average annual total return (without CDSC)	–33.27%	–46.42%	–8.22%
S&P 500 Index††
Average annual total return	–28.48%	–37.00%	–2.51%
Russell 1000 Index††
Average annual total return	–29.73%	–37.60%	–2.28%
Russell 1000 Value Index††
Average annual total return	–26.93%	–36.85%	–1.63%

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell 1000 Index.

†† See index descriptions on page 7.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I, Class A and Class C.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

LARGE CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2008	Six Months	1 Year	5 Years	10 Years	Since 6/24/87*
Class I
Average annual total return	–33.72%	–46.84%	–6.83%	0.65%	6.71%
Class A
Average annual total return (with sales charge)	–37.28%	–49.78%	–8.08%	–0.10%	6.21%
Average annual total return (without sales charge)	–33.81%	–47.01%	–7.08%	0.44%	6.48%
Class C
Average annual total return (with CDSC)	–34.83%	–48.26%	–7.69%	–0.30%	5.66%
Average annual total return (without CDSC)	–33.83%	–47.26%	–7.69%	–0.30%	5.66%
Class R
Average annual total return	–33.84%	–47.15%	–7.30%	0.19%	6.20%
S&P 500 Index††
Average annual total return	–28.48%	–37.00%	–2.19%	–1.39%	7.58%
Russell 1000 Index††
Average annual total return	–29.73%	–37.60%	–2.04%	–1.09%	7.64%
Russell 1000 Value Index††
Average annual total return	–26.93%	–36.85%	–0.79%	1.36%	n/a

Returns shown for Class A, Class C, and Class R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A — 10/26/01; Class C — 2/4/02; Class R — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell 1000 Index.

†† See index descriptions on page 7.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

MID-CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2008	Six Months	1 Year	5 Years	10 Years	Since 1/2/97*
Class I
Average annual total return	–33.08%	–43.05%	–5.20%	7.70%	7.89%
Class A
Average annual total return (with sales charge)	–36.66%	–46.15%	–6.44%	6.84%	7.16%
Average annual total return (without sales charge)	–33.15%	–43.16%	–5.43%	7.42%	7.64%
Class C
Average annual total return (with CDSC)	–34.12%	–44.35%	–6.02%	6.71%	6.87%
Average annual total return (without CDSC)	–33.12%	–43.35%	–6.02%	6.71%	6.87%
Class R
Average annual total return	–33.28%	–43.33%	–5.57%	7.32%	7.48%
Russell Midcap Index††
Average annual total return	–36.67%	–41.46%	–0.71%	3.19%	5.80%
Russell Midcap Value Index††
Average annual total return	–32.67%	–38.44%	0.33%	4.44%	6.81%

Returns shown for Class A, Class C, and Class R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A, Class C — 1/2/01; Class R — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell Midcap Index.

†† See index descriptions on page 7.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

SMALL CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2008	Six Months	1 Year	5 Years	10 Years	Since 9/20/85*
Class I
Average annual total return	–41.51%	–44.24%	–7.92%	4.73%	8.80%
Class A
Average annual total return (with sales charge)	–44.68%	–47.29%	–9.14%	4.10%	8.31%
Average annual total return (without sales charge)	–41.61%	–44.38%	–8.15%	4.66%	8.56%
Class C
Average annual total return (with CDSC)	–42.61%	–45.59%	–8.70%	3.80%	7.78%
Average annual total return (without CDSC)	–41.61%	–44.59%	–8.70%	3.80%	7.78%
Russell 2000 Index††
Average annual total return	–26.94%	–33.79%	–0.93%	3.02%	8.20%
Russell 2000 Value Index††
Average annual total return	–21.17%	–28.92%	0.27%	6.11%	n/a

Returns shown for Class A and Class C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A — 10/6/00; Class C — 2/4/02.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations less than $3 billion.

†† See index descriptions on page 7.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

ALL CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2008	Six Months	1 Year	5 Years	Since 12/31/02*
Class I
Average annual total return	–33.64%	–42.12%	–7.08%	2.65%
Class A
Average annual total return (with sales charge)	–37.17%	–45.27%	–8.29%	1.61%
Average annual total return (without sales charge)	–33.68%	–42.24%	–7.29%	2.52%
Class C
Average annual total return (with CDSC)	–34.77%	–43.53%	–7.91%	1.69%
Average annual total return (without CDSC)	–33.77%	–42.53%	–7.91%	1.69%
S&P 500 Index††
Average annual total return	–28.48%	–37.00%	–2.19%	2.39%
Russell 3000 Index††
Average annual total return	–29.52%	–37.31%	–1.95%	2.91%
Russell 3000 Value Index††
Average annual total return	–26.49%	–36.25%	–0.72%	4.00%

Returns shown for Class C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception date: Class C — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies.

†† See index descriptions on page 7.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I and Class A.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Schedule of Investments — December 31, 2008

Hotchkis and Wiley Core Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
Philip Morris International, Inc.	5.12%
CA, Inc.	5.11%
Royal Dutch Shell PLC - Class B - ADR	5.04%
Microsoft Corporation	4.35%
Bank of America Corporation	3.99%
Schering-Plough Corporation	3.73%
JPMorgan Chase & Company	3.52%
Home Depot, Inc.	3.42%
Eli Lilly & Company	3.16%
Tyco International Limited	3.09%

* Sum of sectors shown is greater than 100% due to net short-term securities and liabilities in excess of other assets of (1.72)%.

COMMON STOCKS — 101.72%	Shares Held	Value
CONSUMER DISCRETIONARY — 7.76% Media — 0.95%
Interpublic Group of Companies, Inc. (a)	1,090,200	$4,317,192
Multiline Retail — 1.72%
J.C. Penney Company, Inc.	395,800	7,797,260
Specialty Retail — 5.09%
The Gap, Inc.	371,800	4,978,402
Home Depot, Inc.	675,100	15,540,802
Limited Brands, Inc.	259,300	2,603,372
		23,122,576
TOTAL CONSUMER DISCRETIONARY		35,237,028
CONSUMER STAPLES — 13.29% Beverages — 1.84%
The Coca-Cola Company	184,900	8,370,423
Food & Staples Retailing — 4.34%
Safeway, Inc.	561,800	13,353,986
Wal-Mart Stores, Inc.	113,700	6,374,022
		19,728,008
Food Products — 0.95%
Kraft Foods, Inc. — Class A	77,000	2,067,450
Unilever PLC — ADR	96,500	2,221,430
		4,288,880
Tobacco — 6.16%
Lorillard, Inc.	83,900	4,727,765
Philip Morris International, Inc.	534,700	23,264,797
		27,992,562
TOTAL CONSUMER STAPLES		60,379,873

	Shares Held	Value
ENERGY — 6.10% Oil, Gas & Consumable Fuels — 6.10%
Exxon Mobil Corporation	60,400	$4,821,732
Royal Dutch Shell PLC — Class B — ADR	445,100	22,891,493
TOTAL ENERGY		27,713,225
FINANCIALS — 24.25% Commercial Banks — 7.23%
Comerica, Inc.	116,900	2,320,465
KeyCorp	817,703	6,966,829
National City Corporation (Acquired 4/21/2008; Cost $31,303,000) (r)	6,260,600	11,331,686
Wachovia Corporation	2,206,100	12,221,794
		32,840,774
Consumer Finance — 0.46%
American Express Company	111,700	2,072,035
Diversified Financial Services — 9.73%
Bank of America Corporation	1,286,922	18,119,862
Citigroup, Inc.	1,504,100	10,092,511
JPMorgan Chase & Company	507,800	16,010,934
		44,223,307
Insurance — 6.83%
The Allstate Corporation	164,500	5,389,020
Conseco, Inc. (a)	475,200	2,461,536
Genworth Financial, Inc.	637,700	1,804,691
MetLife, Inc.	203,842	7,105,932
Prudential Financial, Inc.	115,900	3,507,134
The Travelers Companies, Inc.	164,300	7,426,360
XL Capital Limited	899,500	3,328,150
		31,022,823
TOTAL FINANCIALS		110,158,939

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2008

Hotchkis and Wiley Core Value Fund (Unaudited)

	Shares Held	Value
HEALTH CARE — 13.49% Pharmaceuticals — 13.49%
Bristol-Myers Squibb Company	299,000	$6,951,750
Eli Lilly & Company	356,600	14,360,282
Johnson & Johnson	63,900	3,823,137
Merck & Company, Inc.	401,500	12,205,600
Pfizer, Inc.	394,000	6,977,740
Schering-Plough Corporation	996,300	16,966,989
TOTAL HEALTH CARE		61,285,498
INDUSTRIALS — 7.94% Aerospace & Defense — 3.25%
Empresa Brasileira de Aeronautica SA — ADR	311,600	5,051,036
Northrop Grumman Corporation	215,600	9,710,624
		14,761,660
Industrial Conglomerates — 3.09%
Tyco International Limited	649,900	14,037,840
Machinery — 1.60%
PACCAR, Inc.	254,300	7,272,980
TOTAL INDUSTRIALS		36,072,480
INFORMATION TECHNOLOGY — 19.26% Communications Equipment — 1.52%
Alcatel-Lucent — ADR (a)	3,228,200	6,940,630
Electronic Equipment & Instruments — 2.66%
Tyco Electronics Limited	745,700	12,087,797
Internet Software & Services — 1.58%
eBay, Inc. (a)	513,600	7,169,856
Semiconductor & Semiconductor Equipment — 1.34%
Texas Instruments, Inc.	392,200	6,086,944
Software — 12.16%
CA, Inc.	1,252,206	23,203,377
Microsoft Corporation	1,016,600	19,762,704
Oracle Corporation (a)	692,200	12,272,706
		55,238,787
TOTAL INFORMATION TECHNOLOGY		87,524,014
MATERIALS — 3.16% Chemicals — 2.52%
Eastman Chemical Company	37,900	1,201,809
Rohm & Haas Company	166,300	10,275,677
		11,477,486
Metals & Mining — 0.64%
Alcoa, Inc.	258,700	2,912,962
TOTAL MATERIALS		14,390,448

	Shares Held	Value
UTILITIES — 6.47% Electric Utilities — 6.47%
Entergy Corporation	83,900	$6,974,607
Exelon Corporation	246,900	13,730,109
FPL Group, Inc.	172,900	8,702,057
TOTAL UTILITIES		29,406,773
Total investments — 101.72% (Cost $744,255,448)		462,168,278
Time deposit* — 1.06%		4,812,144
Liabilities in excess of other assets — (2.78)%		(12,643,384)
Net assets — 100.00%		$454,337,038

(a) — Non-income producing security.

(r) — Restricted security. Purchased in a private placement transaction; resale to the public may require registration. The total market value of restricted securities was $11,331,686, representing 2.49% of net assets.

ADR — American Depository Receipt

* — Time deposit with Bank of America bears interest at 0.10% and matures on 1/2/2009. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2008

Hotchkis and Wiley Large Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
CA, Inc.	5.62%
Royal Dutch Shell PLC - Class B - ADR	4.93%
Philip Morris International, Inc.	4.90%
Microsoft Corporation	4.48%
Bank of America Corporation	4.18%
Merck & Company, Inc.	4.16%
Exelon Corporation	4.03%
Eli Lilly & Company	3.70%
JPMorgan Chase & Company	3.49%
Home Depot, Inc.	3.25%

COMMON STOCKS — 98.19%	Shares Held	Value
CONSUMER DISCRETIONARY — 8.24% Multiline Retail — 1.71%
J.C. Penney Company, Inc.	1,183,800	$23,320,860
Specialty Retail — 5.80%
AutoNation, Inc. (a)	1,137,100	11,234,548
The Gap, Inc.	1,191,900	15,959,541
Home Depot, Inc.	1,920,447	44,208,690
Limited Brands, Inc.	741,000	7,439,640
		78,842,419
Textiles, Apparel & Luxury Goods — 0.73%
Jones Apparel Group, Inc.	1,689,600	9,901,056
TOTAL CONSUMER DISCRETIONARY		112,064,335
CONSUMER STAPLES — 11.00% Food & Staples Retailing — 3.56%
Safeway, Inc.	1,488,300	35,376,891
Wal-Mart Stores, Inc.	231,700	12,989,102
		48,365,993
Tobacco — 7.44%
Altria Group, Inc.	492,100	7,411,026
Lorillard, Inc.	482,900	27,211,415
Philip Morris International, Inc.	1,530,900	66,609,459
		101,231,900
TOTAL CONSUMER STAPLES		149,597,893
ENERGY — 4.93% Oil, Gas & Consumable Fuels — 4.93%
Royal Dutch Shell PLC — Class B — ADR	1,304,300	67,080,149
TOTAL ENERGY		67,080,149

	Shares Held	Value
FINANCIALS — 22.22% Commercial Banks — 5.26%
Comerica, Inc.	548,100	$10,879,785
KeyCorp	1,964,500	16,737,540
National City Corporation	1,099,800	1,990,638
SunTrust Banks, Inc.	233,100	6,885,774
Wachovia Corporation	6,334,000	35,090,360
		71,584,097
Diversified Financial Services — 9.86%
Bank of America Corporation	4,035,233	56,816,080
Citigroup, Inc.	4,446,900	29,838,699
JPMorgan Chase & Company	1,506,700	47,506,251
		134,161,030
Insurance — 7.10%
The Allstate Corporation	708,900	23,223,564
Genworth Financial, Inc.	1,837,500	5,200,125
The Hanover Insurance Group, Inc.	399,800	17,179,406
MetLife, Inc.	594,465	20,723,050
Prudential Financial, Inc.	138,000	4,175,880
Unum Group	885,100	16,462,860
XL Capital Limited	2,578,100	9,538,970
		96,503,855
TOTAL FINANCIALS		302,248,982
HEALTH CARE — 12.23% Pharmaceuticals — 12.23%
Bristol-Myers Squibb Company	1,366,000	31,759,500
Eli Lilly & Company	1,248,200	50,265,014
Merck & Company, Inc.	1,861,600	56,592,640
Pfizer, Inc.	1,569,200	27,790,532
TOTAL HEALTH CARE		166,407,686

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2008

Hotchkis and Wiley Large Cap Value Fund (Unaudited)

	Shares Held	Value
INDUSTRIALS — 7.95% Aerospace & Defense — 2.79%
Empresa Brasileira de Aeronautica SA — ADR	922,700	$14,956,967
Northrop Grumman Corporation	510,300	22,983,912
		37,940,879
Industrial Conglomerates — 2.95%
Tyco International Limited	1,857,400	40,119,840
Machinery — 2.21%
PACCAR, Inc.	1,050,600	30,047,160
TOTAL INDUSTRIALS		108,107,879
INFORMATION TECHNOLOGY — 20.37% Communications Equipment — 1.96%
Alcatel-Lucent — ADR (a)	12,397,500	26,654,625
Electronic Equipment & Instruments — 2.60%
Tyco Electronics Limited	2,187,000	35,451,270
Internet Software & Services — 1.73%
eBay, Inc. (a)	1,686,200	23,539,352
Semiconductor & Semiconductor Equipment — 1.28%
Texas Instruments, Inc.	1,121,700	17,408,784
Software — 12.80%
BMC Software, Inc. (a)	1,366,400	36,769,824
CA, Inc.	4,122,941	76,398,097
Microsoft Corporation	3,134,200	60,928,848
		174,096,769
TOTAL INFORMATION TECHNOLOGY		277,150,800
MATERIALS — 2.13% Chemicals — 1.51%
Eastman Chemical Company	648,400	20,560,764
Metals & Mining — 0.62%
Alcoa, Inc.	741,300	8,347,038
TOTAL MATERIALS		28,907,802
UTILITIES — 9.12% Electric Utilities — 7.64%
Entergy Corporation	176,000	14,630,880
Exelon Corporation	985,700	54,814,777
FPL Group, Inc.	683,900	34,420,687
		103,866,344

	Shares Held	Value
Multi-Utilities — 1.48%
Wisconsin Energy Corporation	481,300	$20,204,974
TOTAL UTILITIES		124,071,318
Total investments — 98.19% (Cost $2,076,865,316)		1,335,636,844
Time deposit* — 2.19%		29,759,272
Liabilities in excess of other assets — (0.38)%		(5,082,755)
Net assets — 100.00%		$1,360,313,361

(a) — Non-income producing security.

ADR — American Depository Receipt

* — Time deposit with JPMorgan Chase bears interest at 0.10% and matures on 1/2/2009. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2008

Hotchkis and Wiley Mid-Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
CA, Inc.	5.53%
BMC Software, Inc.	4.74%
Safeway, Inc.	4.65%
First Horizon National Corporation	3.72%
KeyCorp	3.37%
FPL Group, Inc.	3.36%
King Pharmaceuticals, Inc.	3.35%
Rent-A-Center, Inc.	3.20%
Empresa Brasileira de Aeronautica SA - ADR	3.13%
Manpower, Inc.	3.05%

COMMON STOCKS — 99.32%	Shares Held	Value
CONSUMER DISCRETIONARY — 12.96% Auto Components — 1.13%
The Goodyear Tire & Rubber Company (a)	1,037,500	$6,193,875
Magna International, Inc.	243,400	7,284,962
		13,478,837
Media — 1.85%
Citadel Broadcasting Corporation (a) (b)	14,714,400	2,354,304
Interpublic Group of Companies, Inc. (a)	4,459,300	17,658,828
Valassis Communications, Inc. (a)	1,564,800	2,065,536
		22,078,668
Specialty Retail — 8.97%
AutoNation, Inc. (a)	1,540,000	15,215,200
The Gap, Inc.	2,633,700	35,265,243
Limited Brands, Inc.	1,835,000	18,423,400
Rent-A-Center, Inc. (a)	2,170,100	38,302,265
		107,206,108
Textiles, Apparel & Luxury Goods — 1.01%
Jones Apparel Group, Inc.	1,788,500	10,480,610
Liz Claiborne, Inc.	636,900	1,655,940
		12,136,550
TOTAL CONSUMER DISCRETIONARY		154,900,163
CONSUMER STAPLES — 7.31% Food & Staples Retailing — 4.65%
Safeway, Inc.	2,338,900	55,595,653
Tobacco — 2.66%
Lorillard, Inc.	564,900	31,832,115
TOTAL CONSUMER STAPLES		87,427,768
ENERGY — 1.63% Oil, Gas & Consumable Fuels — 1.63%
Foundation Coal Holdings, Inc.	543,500	7,619,870
Murphy Oil Corporation	266,600	11,823,710
TOTAL ENERGY		19,443,580

	Shares Held	Value
FINANCIALS — 26.82% Commercial Banks — 13.53%
Comerica, Inc.	1,297,800	$25,761,330
Fifth Third Bancorp	2,694,500	22,256,570
First Horizon National Corporation	4,209,003	44,489,158
KeyCorp	4,726,220	40,267,394
National City Corporation (Acquired 4/21/2008; Cost $80,100,000) (r)	16,020,000	28,996,200
		161,770,652
Diversified Financial Services — 4.04%
CIT Group, Inc.	6,648,300	30,183,282
PHH Corporation (a)	1,421,900	18,100,787
		48,284,069
Insurance — 7.41%
CNA Financial Corporation	1,391,424	22,875,011
Conseco, Inc. (a)	5,340,300	27,662,754
Genworth Financial, Inc.	2,915,200	8,250,016
The Hanover Insurance Group, Inc.	373,900	16,066,483
Prudential Financial, Inc.	192,500	5,825,050
XL Capital Limited	2,117,600	7,835,120
		88,514,434
Real Estate Management & Development — 1.53%
MI Developments, Inc. (b)	2,448,100	18,262,826
Thrifts & Mortgage Finance — 0.31%
Sovereign Bancorp, Inc. (a)	1,254,600	3,738,708
TOTAL FINANCIALS		320,570,689
HEALTH CARE — 7.03% Health Care Providers & Services — 1.75%
Lincare Holdings, Inc. (a)	774,900	20,868,057
Health Care Technology — 1.93%
IMS Health, Inc.	1,521,100	23,059,876

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2008

Hotchkis and Wiley Mid-Cap Value Fund (Unaudited)

	Shares Held	Value
Pharmaceuticals — 3.35%
King Pharmaceuticals, Inc. (a)	3,771,200	$40,050,144
TOTAL HEALTH CARE		83,978,077
INDUSTRIALS — 8.88% Aerospace & Defense — 3.13%
Empresa Brasileira de Aeronautica SA — ADR	2,307,000	37,396,470
Industrial Conglomerates — 0.46%
Tyco International Limited	254,900	5,505,840
Machinery — 1.07%
PACCAR, Inc.	447,100	12,787,060
Professional Services — 3.05%
Manpower, Inc.	1,071,300	36,413,487
Road & Rail — 1.17%
Con-way, Inc.	525,900	13,988,940
TOTAL INDUSTRIALS		106,091,797
INFORMATION TECHNOLOGY — 21.46% Communications Equipment — 2.24%
Alcatel-Lucent — ADR (a)	9,263,100	19,915,665
Tellabs, Inc. (a)	1,658,600	6,833,432
		26,749,097
Computers & Peripherals — 0.72%
Sun Microsystems, Inc. (a)	2,249,300	8,592,326
Electronic Equipment & Instruments — 2.48%
Tyco Electronics Limited	1,828,100	29,633,501
Internet Software & Services — 1.09%
eBay, Inc. (a)	937,400	13,086,104
Semiconductor & Semiconductor Equipment — 3.79%
Maxim Integrated Products, Inc.	1,424,800	16,271,216
National Semiconductor Corporation	1,461,800	14,720,326
ON Semiconductor Corporation (a)	4,198,800	14,275,920
		45,267,462
Software — 11.14%
BMC Software, Inc. (a)	2,107,100	56,702,061
CA, Inc.	3,570,144	66,154,768
Novell, Inc. (a)	2,658,600	10,341,954
		133,198,783
TOTAL INFORMATION TECHNOLOGY		256,527,273
MATERIALS — 4.16% Chemicals — 4.16%
Eastman Chemical Company	741,300	23,506,623
Rohm & Haas Company	423,900	26,192,781
TOTAL MATERIALS		49,699,404

	Shares Held	Value
UTILITIES — 9.07% Electric Utilities — 8.07%
FPL Group, Inc.	797,500	$40,138,175
Great Plains Energy, Inc.	1,169,400	22,604,502
Portland General Electric Company	998,000	19,431,060
Westar Energy, Inc.	694,900	14,252,399
		96,426,136
Multi-Utilities — 1.00%
Wisconsin Energy Corporation	286,400	12,023,072
TOTAL UTILITIES		108,449,208
Total investments — 99.32% (Cost $2,025,909,038)		1,187,087,959
Time deposit* — 2.12%		25,319,560
Liabilities in excess of other assets — (1.44)%		(17,195,584)
Net assets — 100.00%		$1,195,211,935

(a) — Non-income producing security.

(b) — Affiliated issuer. See Note 6 in Notes to the Financial Statements.

(r) — Restricted security. Purchased in a private placement transaction; resale to the public may require registration. The total market value of restricted securities was $28,996,200, representing 2.43% of net assets.

ADR — American Depository Receipt

* — Time deposit with BB&T bears interest at 0.10% and matures on 1/2/2009. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2008

Hotchkis and Wiley Small Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
United America Indemnity Limited	5.68%
The Hanover Insurance Group, Inc.	4.84%
Great Plains Energy, Inc.	4.84%
Rent-A-Center, Inc.	4.29%
King Pharmaceuticals, Inc.	3.76%
Eastman Chemical Company	3.73%
Lawson Software, Inc.	3.37%
PHH Corporation	3.02%
MI Developments, Inc.	3.01%
Westar Energy, Inc.	2.99%

COMMON STOCKS — 94.21%	Shares Held	Value
CONSUMER DISCRETIONARY — 17.63% Automobiles — 0.41%
Thor Industries, Inc.	56,900	$749,942
Diversified Consumer Services — 2.11%
Corinthian Colleges, Inc. (a)	152,500	2,496,425
Sotheby's	153,900	1,368,171
		3,864,596
Hotels, Restaurants & Leisure — 1.07%
Lodgian, Inc. (a)	918,809	1,957,063
Media — 0.91%
Valassis Communications, Inc. (a)	1,178,600	1,555,752
Westwood One, Inc. (a)	1,756,800	96,624
		1,652,376
Specialty Retail — 5.34%
AutoNation, Inc. (a)	194,100	1,917,708
Rent-A-Center, Inc. (a)	444,800	7,850,720
		9,768,428
Textiles, Apparel & Luxury Goods — 7.79%
Jones Apparel Group, Inc.	307,200	1,800,192
K-Swiss, Inc.	85,000	969,000
Phillips-Van Heusen	124,900	2,514,237
Quiksilver, Inc. (a)	1,665,200	3,063,968
Volcom, Inc. (a)	90,600	987,540
The Warnaco Group, Inc. (a)	250,300	4,913,389
		14,248,326
TOTAL CONSUMER DISCRETIONARY		32,240,731
ENERGY — 1.19% Oil, Gas & Consumable Fuels — 1.19%
Foundation Coal Holdings, Inc.	154,700	2,168,894
TOTAL ENERGY		2,168,894

	Shares Held	Value
FINANCIALS — 28.67% Commercial Banks — 6.15%
City National Corporation	32,700	$1,592,490
First Horizon National Corporation	484,257	5,118,600
Webster Financial Corporation	328,900	4,532,242
		11,243,332
Diversified Financial Services — 3.02%
PHH Corporation (a)	434,200	5,527,366
Insurance — 13.61%
Employers Holdings, Inc.	282,600	4,662,900
The Hanover Insurance Group, Inc.	206,200	8,860,414
PMA Capital Corporation (a)	140,000	991,200
United America Indemnity Limited (a)	810,828	10,386,707
		24,901,221
Real Estate Investment Trusts — 2.88%
CapLease, Inc.	1,548,200	2,678,386
U-Store-It Trust	580,000	2,581,000
		5,259,386
Real Estate Management & Development — 3.01%
MI Developments, Inc.	738,400	5,508,464
TOTAL FINANCIALS		52,439,769
HEALTH CARE — 7.00% Health Care Providers & Services — 2.02%
Lincare Holdings, Inc. (a)	137,300	3,697,489
Health Care Technology — 1.22%
IMS Health, Inc.	147,100	2,230,036
Pharmaceuticals — 3.76%
King Pharmaceuticals, Inc. (a)	647,700	6,878,574
TOTAL HEALTH CARE		12,806,099
INDUSTRIALS — 12.54% Aerospace & Defense — 0.16%
Empresa Brasileira de Aeronautica SA — ADR	18,100	293,401

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2008

Hotchkis and Wiley Small Cap Value Fund (Unaudited)

	Shares Held	Value
Machinery — 2.74%
Miller Industries, Inc. (a) (b)	946,400	$5,015,920
Professional Services — 7.67%
Heidrick & Struggles International, Inc.	138,200	2,976,828
Hudson Highland Group, Inc. (a) (b)	1,517,900	5,084,965
Kelly Services, Inc. — Class A	71,100	925,011
Manpower, Inc.	80,800	2,746,392
Spherion Corporation (a)	1,037,400	2,292,654
		14,025,850
Road & Rail — 1.97%
Con-way, Inc.	135,500	3,604,300
TOTAL INDUSTRIALS		22,939,471
INFORMATION TECHNOLOGY — 13.81% Computers & Peripherals — 0.58%
Teradata Corporation (a)	71,800	1,064,794
IT Services — 2.55%
infoGROUP, Inc.	162,300	769,302
Ness Technologies, Inc. (a)	264,600	1,132,488
Patni Computer Systems Limited — ADR	469,500	2,765,355
		4,667,145
Semiconductor & Semiconductor Equipment — 4.63%
Cabot Microelectronics Corporation (a)	93,700	2,442,759
National Semiconductor Corporation	153,800	1,548,766
ON Semiconductor Corporation (a)	1,315,400	4,472,360
		8,463,885
Software — 6.05%
Lawson Software, Inc. (a)	1,301,400	6,168,636
Novell, Inc. (a)	971,700	3,779,913
TIBCO Software, Inc. (a)	214,800	1,114,812
		11,063,361
TOTAL INFORMATION TECHNOLOGY		25,259,185
MATERIALS — 3.74% Chemicals — 3.74%
Eastman Chemical Company	215,300	6,827,163
Tronox, Inc. — Class A	153,300	4,445
Tronox, Inc. — Class B	255,100	9,694
TOTAL MATERIALS		6,841,302

	Shares Held	Value
UTILITIES — 9.63% Electric Utilities — 9.63%
Great Plains Energy, Inc.	457,600	$8,845,408
Portland General Electric Company	168,800	3,286,536
Westar Energy, Inc.	267,000	5,476,170
TOTAL UTILITIES		17,608,114
Total investments — 94.21% (Cost $313,055,262)		172,303,565
Time deposit* — 7.56%		13,826,484
Liabilities in excess of other assets — (1.77)%		(3,232,002)
Net assets — 100.00%		$182,898,047

(a) — Non-income producing security.

(b) — Affiliated issuer. See Note 6 in Notes to the Financial Statements.

ADR — American Depository Receipt

* — Time deposit with BB&T bears interest at 0.10% and matures on 1/2/2009. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2008

Hotchkis and Wiley All Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
Philip Morris International, Inc.	14.31%
Rohm & Haas Company	13.58%
Hudson Highland Group, Inc.	6.57%
Miller Industries, Inc.	5.06%
Lorillard, Inc.	4.69%
Royal Dutch Shell PLC - Class B - ADR	4.65%
CA, Inc.	4.50%
The Coca-Cola Company	4.44%
MI Developments, Inc.	4.31%
Tyco Electronics Limited	3.91%

COMMON STOCKS — 99.71%	Shares Held	Value
CONSUMER DISCRETIONARY — 2.66% Distributors — 0.22%
KSW, Inc.	22,100	$65,858
Hotels, Restaurants & Leisure — 2.42%
Lakes Entertainment, Inc. (a)	121,900	490,038
Lodgian, Inc. (a)	116,700	248,571
		738,609
Media — 0.02%
Westwood One, Inc. (a)	135,600	7,458
TOTAL CONSUMER DISCRETIONARY		811,925
CONSUMER STAPLES — 24.86% Beverages — 4.44%
The Coca-Cola Company	29,900	1,353,573
Food Products — 1.42%
Overhill Farms, Inc. (a)	103,600	434,084
Tobacco — 19.00%
Lorillard, Inc.	25,400	1,431,290
Philip Morris International, Inc.	100,400	4,368,404
		5,799,694
TOTAL CONSUMER STAPLES		7,587,351
ENERGY — 4.65% Oil, Gas & Consumable Fuels — 4.65%
Royal Dutch Shell PLC — Class B — ADR	27,600	1,419,468
TOTAL ENERGY		1,419,468
FINANCIALS — 16.24% Commercial Banks — 1.50%
Wachovia Corporation	82,400	456,496
Consumer Finance — 1.89%
American Express Company	31,100	576,905
Diversified Financial Services — 4.55%
Bank of America Corporation	33,200	467,456
JPMorgan Chase & Company	29,200	920,676
		1,388,132

	Shares Held	Value
Insurance — 3.99%
Genworth Financial, Inc.	16,700	$47,261
Nationwide Financial Services, Inc.	13,200	689,172
The Travelers Companies, Inc.	6,700	302,840
United America Indemnity Limited (a)	13,900	178,059
		1,217,332
Real Estate Management & Development — 4.31%
MI Developments, Inc.	176,500	1,316,690
TOTAL FINANCIALS		4,955,555
HEALTH CARE — 4.43% Pharmaceuticals — 4.43%
Merck & Company, Inc.	24,400	741,760
Schering-Plough Corporation	35,900	611,377
TOTAL HEALTH CARE		1,353,137
INDUSTRIALS — 13.12% Industrial Conglomerates — 1.49%
Tyco International Limited	21,100	455,760
Machinery — 5.06%
Miller Industries, Inc. (a)	291,398	1,544,409
Professional Services — 6.57%
Hudson Highland Group, Inc. (a)	598,700	2,005,645
TOTAL INDUSTRIALS		4,005,814
INFORMATION TECHNOLOGY — 14.57% Electronic Equipment & Instruments — 3.91%
Tyco Electronics Limited	73,600	1,193,056
Software — 10.66%
CA, Inc.	74,200	1,374,926
Microsoft Corporation	60,900	1,183,896
Oracle Corporation (a)	39,200	695,016
		3,253,838
TOTAL INFORMATION TECHNOLOGY		4,446,894

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2008

Hotchkis and Wiley All Cap Value Fund (Unaudited)

	Shares Held	Value
MATERIALS — 13.58% Chemicals — 13.58%
Rohm & Haas Company	67,100	$4,146,109
TOTAL MATERIALS		4,146,109
UTILITIES — 5.60% Electric Utilities — 5.60%
Entergy Corporation	7,700	640,101
Exelon Corporation	19,200	1,067,712
TOTAL UTILITIES		1,707,813
Total investments — 99.71% (Cost $47,993,433)		30,434,066
Time deposit* — 5.86%		1,788,315
Liabilities in excess of other assets — (5.57)%		(1,699,419)
Net assets — 100.00%		$30,522,962

(a) — Non-income producing security.

ADR — American Depository Receipt

* — Time deposit with Bank of America bears interest at 0.10% and matures on 1/2/2009. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

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Statements of Assets & Liabilities

DECEMBER 31, 2008 (UNAUDITED)

	Core Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	All Cap Value Fund
Assets:
Investments, at value*
Unaffiliated issuers	$462,168,278	$1,335,636,844	$1,166,470,829	$162,202,680	$30,434,066
Affiliated issuers	—	—	20,617,130	10,100,885	—
Time deposit	4,812,144	29,759,272	25,319,560	13,826,484	1,788,315
Dividends and interest receivable	856,718	3,304,609	1,604,833	195,982	74,252
Receivable for investments sold	1,954,508	2,055,472	1,556,147	2,169,008	1,564,866
Receivable for Fund shares sold	329,856	4,242,996	3,486,543	271,613	22,854
Other assets	115,385	203,630	138,302	27,631	22,883
Total assets	$470,236,889	$1,375,202,823	$1,219,193,344	$188,794,283	$33,907,236
Liabilities:
Payable for investments purchased	$5,083,805	$348,786	$13,721,594	$5,003,919	$2,911,856
Payable for Fund shares repurchased	9,193,418	11,528,838	8,350,533	516,535	327,436
Payable to Advisor	269,170	807,195	725,987	107,530	19,350
Accrued expenses and other liabilities	1,353,458	2,204,643	1,183,295	268,252	125,632
Total liabilities	15,899,851	14,889,462	23,981,409	5,896,236	3,384,274
Net assets	$454,337,038	$1,360,313,361	$1,195,211,935	$182,898,047	$30,522,962
Net Assets consist of:
Paid in capital	$1,477,131,098	$3,189,739,555	$2,628,471,634	$376,946,134	$59,508,013
Undistributed net investment income	3,129,262	9,068,325	7,216,414	669,510	145,831
Undistributed net realized loss on securities	(743,836,152)	(1,097,266,047)	(601,655,034)	(53,965,900)	(11,571,515)
Net unrealized depreciation of securities	(282,087,170)	(741,228,472)	(838,821,079)	(140,751,697)	(17,559,367)
Net assets	$454,337,038	$1,360,313,361	$1,195,211,935	$182,898,047	$30,522,962
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class I
Net assets	$373,449,252	$570,276,860	$920,722,722	$163,372,932	$13,916,627
Shares outstanding (unlimited shares $0.001 par value authorized)	61,238,033	54,040,022	79,777,985	9,154,006	1,548,399
Net asset value per share	$6.10	$10.55	$11.54	$17.85	$8.99
Calculation of Net Asset Value Per Share — Class A
Net assets	$59,722,761	$713,890,691	$239,734,680	$17,728,294	$9,828,250
Shares outstanding (unlimited shares $0.001 par value authorized)	9,748,939	67,861,355	20,872,683	990,384	1,090,098
Net asset value per share	$6.13	$10.52	$11.49	$17.90	$9.02
Public Offering Price Per Share — Class A
(Net asset value per share divided by 0.9475)	$6.47	$11.10	$12.13	$18.89	$9.52
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class C
Net assets	$21,165,025	$53,507,657	$28,379,118	$1,796,821	$6,778,085
Shares outstanding (unlimited shares $0.001 par value authorized)	3,468,974	5,121,539	2,596,555	108,007	778,414
Net asset value per share	$6.10	$10.45	$10.93	$16.64	$8.71
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class R
Net assets		$22,638,153	$6,375,415
Shares outstanding (unlimited shares $0.001 par value authorized)		2,130,292	548,654
Net asset value per share		$10.63	$11.62
*Cost of investments
Unaffiliated issuers	$744,255,448	$2,076,865,316	$1,879,861,217	$267,212,179	$47,993,433
Affiliated issuers	—	—	146,047,821	45,843,083	—

The accompanying notes are an integral part of these financial statements.

Statements of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED)

	Core Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	All Cap Value Fund
Investment income:
Dividends*
Unaffiliated issuers	$14,793,939	$35,675,777	$15,066,043	$2,136,302	$613,028
Affiliated issuers	—	—	1,582,916	—	—
Interest	139,730	167,864	291,068	31,384	4,115
Securities on loan	149,774	604,714	453,123	69,805	51
Total income	15,083,443	36,448,355	17,393,150	2,237,491	617,194
Expenses:
Advisory fees	3,576,168	7,546,575	6,096,798	982,984	166,252
Professional fees and expenses	37,377	72,150	61,744	17,130	11,009
Custodian fees and expenses	14,706	31,338	26,003	6,178	1,826
Transfer agent fees and expenses	1,186,601	2,019,827	1,953,724	363,524	41,150
Accounting fees and expenses	62,460	128,484	104,461	19,200	5,083
Administration fees and expenses	210,468	447,596	362,526	58,307	9,877
Trustees' fees and expenses	38,603	77,898	61,511	9,695	1,622
Reports to shareholders	154,778	242,109	247,706	29,577	6,038
Registration fees	27,463	65,690	41,446	22,742	20,286
Distribution and service fees — Class A	143,941	1,326,859	387,746	38,666	19,496
Distribution and service fees — Class C	167,711	415,503	221,413	15,071	50,927
Distribution and service fees — Class R	—	81,759	23,599	—	—
Other expenses	48,202	104,557	81,087	11,094	2,991
Total expenses	5,668,478	12,560,345	9,669,764	1,574,168	336,557
Less, Distribution and service fees — Class C waiver (Note 2)	(33,183)	(159,902)	(125,868)	(6,187)	(18,856)
Expense waiver by Advisor (Note 2)	(826,963)	(171,019)	—	—	—
Net expenses	4,808,332	12,229,424	9,543,896	1,567,981	317,701
Net investment income	10,275,111	24,218,931	7,849,254	669,510	299,493
Realized and Unrealized Gain (Loss) on Securities:
Net realized losses from sales of
Unaffiliated issuers	(563,541,984)	(1,048,628,496)	(382,601,546)	(34,539,484)	(10,738,629)
Affiliated issuers	—	—	(22,398,204)	(16,822,137)	—
Net realized losses from sales	(563,541,984)	(1,048,628,496)	(404,999,750)	(51,361,621)	(10,738,629)
Net change in unrealized appreciation (depreciation) of securities	159,858,017	213,782,669	(231,322,393)	(81,760,564)	(7,408,130)
Net losses on securities	(403,683,967)	(834,845,827)	(636,322,143)	(133,122,185)	(18,146,759)
Net Decrease in Net Assets Resulting from Operations	$(393,408,856)	$(810,626,896)	$(628,472,889)	$(132,452,675)	$(17,847,266)
*Net of Foreign Taxes Withheld	$13,104	$23,041	$196,440	$33,228	$9,473

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Core Value Fund		Large Cap Value Fund		Mid-Cap Value Fund
	Six months ended December 31, 2008 (unaudited)	Year ended June 30, 2008	Six months ended December 31, 2008 (unaudited)	Year ended June 30, 2008	Six months ended December 31, 2008 (unaudited)	Year ended June 30, 2008
Operations:
Net investment income	$10,275,111	$27,308,198	$24,218,931	$59,332,258	$7,849,254	$17,683,318
Net realized gains (losses) on securities	(563,541,984)	(172,436,548)	(1,048,628,496)	(1,827,323)	(404,999,750)	(166,235,439)
Net change in unrealized appreciation (depreciation) of securities	159,858,017	(616,740,605)	213,782,669	(1,686,859,361)	(231,322,393)	(1,308,134,584)
Net decrease in net assets resulting from operations	(393,408,856)	(761,868,955)	(810,626,896)	(1,629,354,426)	(628,472,889)	(1,456,686,705)
Dividends and Distributions to Shareholders:
Investment income — net:
Class I	(18,605,517)	(16,756,441)	(20,931,482)	(24,445,606)	(7,177,531)	(17,607,672)
Class A	(2,702,018)	(1,910,536)	(22,781,755)	(20,847,020)	(1,032,612)	(2,534,440)
Class C	(631,064)	(15,089)	(917,265)	(288,340)	—	—
Class R	—	—	(570,363)	(476,173)	(6,142)	(33,893)
Realized gain on securities — net:
Class I	—	(102,705,915)	(15,653)	(166,352,921)	(2,924,400)	(372,401,415)
Class A	—	(20,784,679)	(19,824)	(189,641,554)	(764,426)	(107,514,131)
Class C	—	(5,904,382)	(1,510)	(22,374,659)	(98,226)	(21,238,299)
Class R	—	—	(596)	(6,525,008)	(21,021)	(3,191,823)
Net decrease in net assets resulting from dividends and distributions to shareholders	(21,938,599)	(148,077,042)	(45,238,448)	(430,951,281)	(12,024,358)	(524,521,673)
Capital Share Transactions:
Net decrease in net assets resulting from capital share transactions	(476,921,428)	(287,246,844)	(511,180,210)	(1,498,576,642)	(204,960,568)	(1,089,063,226)
Net Assets:
Total decrease in net assets	(892,268,883)	(1,197,192,841)	(1,367,045,554)	(3,558,882,349)	(845,457,815)	(3,070,271,604)
Beginning of period	1,346,605,921	2,543,798,762	2,727,358,915	6,286,241,264	2,040,669,750	5,110,941,354
End of period	$454,337,038	$1,346,605,921	$1,360,313,361	$2,727,358,915	$1,195,211,935	$2,040,669,750
Undistributed net investment income	$3,129,262	$14,792,750	$9,068,325	$30,050,259	$7,216,414	$7,583,445

The accompanying notes are an integral part of these financial statements.

	Small Cap Value Fund		All Cap Value Fund
	Six months ended December 31, 2008 (unaudited)	Year ended June 30, 2008	Six months ended December 31, 2008 (unaudited)	Year ended June 30, 2008
Operations:
Net investment income	$669,510	$1,395,183	$299,493	$225,952
Net realized gains (losses) on securities	(51,361,621)	2,869,201	(10,738,629)	(453,025)
Net change in unrealized appreciation (depreciation) of securities	(81,760,564)	(183,721,903)	(7,408,130)	(35,643,076)
Net decrease in net assets resulting from operations	(132,452,675)	(182,326,720)	(17,847,266)	(35,870,149)
Dividends and Distributions to Shareholders:
Investment income — net:
Class I	(1,389,182)	—	(162,835)	(84,067)
Class A	(95,833)	—	(71,774)	(45,119)
Class C	—	—	(15,361)	—
Class R	—	—	—	—
Realized gain on securities — net:
Class I	(4,227,550)	(37,215,564)	—	(2,985,960)
Class A	(498,219)	(6,833,327)	—	(3,656,767)
Class C	(53,535)	(696,153)	—	(2,619,799)
Class R	—	—	—	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(6,264,319)	(44,745,044)	(249,970)	(9,391,712)
Capital Share Transactions:
Net decrease in net assets resulting from capital share transactions	(18,017,877)	(95,581,536)	(10,651,389)	(51,475,116)
Net Assets:
Total decrease in net assets	(156,734,871)	(322,653,300)	(28,748,625)	(96,736,977)
Beginning of period	339,632,918	662,286,218	59,271,587	156,008,564
End of period	$182,898,047	$339,632,918	$30,522,962	$59,271,587
Undistributed net investment income	$669,510	$1,485,015	$145,831	$96,308

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Core Value Fund	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses	Investment income — net
Class I
Six months ended 12/31/08*	$9.57	$0.09	$(3.25)	$(3.16)	$(0.31)	—	$(0.31)	$6.10	(32.95)%	$373,449	0.95%[4]	1.12%[4]	2.20%[4]
Year ended 6/30/2008	15.26	0.18	(4.88)	(4.70)	(0.14)	$(0.85)	(0.99)	9.57	(32.13)	1,132,685	0.95	0.98	1.46
Year ended 6/30/2007	12.85	0.11	2.68	2.79	(0.11)	(0.27)	(0.38)	15.26	21.80	1,712,419	0.95	0.98	0.77
Year ended 6/30/2006	12.28	0.14	0.51	0.65	(0.05)	(0.03)	(0.08)	12.85	5.31	765,092	0.95	0.99	1.08
Period from 8/30/2004[1] to 6/30/2005	10.00	0.08	2.23	2.31	(0.03)	—	(0.03)	12.28	23.16	36,586	0.95[4]	1.30[4]	0.96[4]
Class A
Six months ended 12/31/08*	9.56	0.08	(3.24)	(3.16)	(0.27)	—	(0.27)	6.13	(33.04)	59,723	1.20[4]	1.37[4]	2.00[4]
Year ended 6/30/2008	15.21	0.14	(4.86)	(4.72)	(0.08)	(0.85)	(0.93)	9.56	(32.29)	168,160	1.20	1.22	1.07
Year ended 6/30/2007	12.80	0.07	2.68	2.75	(0.07)	(0.27)	(0.34)	15.21	21.57	670,824	1.20	1.21	0.49
Year ended 6/30/2006	12.26	0.11	0.50	0.61	(0.04)	(0.03)	(0.07)	12.80	5.01	673,032	1.20	1.23	0.82
Period from 8/30/2004[1] to 6/30/2005	10.00	0.05	2.24	2.29	(0.03)	—	(0.03)	12.26	22.93	21,684	1.20[4]	1.50[4]	0.73[4]
Class C
Six months ended 12/31/08*	9.41	0.06	(3.19)	(3.13)	(0.18)	—	(0.18)	6.10	(33.27)	21,165	1.75[4]	2.13[4]	1.49[4]
Year ended 6/30/2008	15.01	0.04	(4.79)	(4.75)	(0.00)[5]	(0.85)	(0.85)	9.41	(32.81)	45,761	1.95	1.97	0.35
Year ended 6/30/2007	12.66	(0.03)	2.65	2.62	—	(0.27)	(0.27)	15.01	20.77	160,555	1.90	1.96	(0.21)
Year ended 6/30/2006	12.19	0.01	0.50	0.51	(0.01)	(0.03)	(0.04)	12.66	4.24	162,885	1.95	1.98	0.06
Period from 8/30/2004[1] to 6/30/2005	10.00	0.01	2.20	2.21	(0.02)	—	(0.02)	12.19	22.10	15,483	1.95[4]	2.26[4]	(0.02)[4]

	Six Months Ended	Year Ended June 30,			Period August 30, 2004[1]
	December 31, 2008*	2008	2007	2006	through June 30, 2005
Portfolio turnover rate	39%	74%	44%	13%	13%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Large Cap Value Fund	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses	Investment income — net
Class I
Six months ended 12/31/08*	$16.33	$0.17	$(5.62)	$(5.45)	$(0.33)	$(0.00)[5]	$(0.33)	$10.55	(33.72)%	$570,277	1.05%[4]	1.07%[4]	2.57%[4]
Year ended 6/30/2008	26.62	0.33	(8.32)	(7.99)	(0.28)	(2.02)	(2.30)	16.33	(31.84)	1,168,499	1.00	1.00	1.53
Year ended 6/30/2007	23.42	0.25	4.25	4.50	(0.29)	(1.01)	(1.30)	26.62	19.63	2,669,807	0.98	0.98	0.98
Year ended 6/30/2006	23.47	0.33	0.40	0.73	(0.25)	(0.53)	(0.78)	23.42	3.10	2,119,374	0.98	0.98	1.40
Year ended 6/30/2005	20.09	0.17	3.42	3.59	(0.13)	(0.08)	(0.21)	23.47	17.95	1,235,903	0.99	0.99	1.22
Year ended 6/30/2004	15.26	0.10	4.92	5.02	(0.12)	(0.07)	(0.19)	20.09	33.20	200,719	1.03	1.06	0.85
Class A
Six months ended 12/31/08*	16.25	0.16	(5.60)	(5.44)	(0.29)	(0.00)[5]	(0.29)	10.52	(33.81)	713,891	1.30[4]	1.32[4]	2.33[4]
Year ended 6/30/2008	26.51	0.28	(8.31)	(8.03)	(0.21)	(2.02)	(2.23)	16.25	(32.06)	1,397,045	1.25	1.25	1.28
Year ended 6/30/2007	23.32	0.19	4.24	4.43	(0.23)	(1.01)	(1.24)	26.51	19.35	3,060,990	1.22	1.22	0.73
Year ended 6/30/2006	23.39	0.27	0.39	0.66	(0.20)	(0.53)	(0.73)	23.32	2.82	2,959,444	1.22	1.22	1.15
Year ended 6/30/2005	20.04	0.15	3.38	3.53	(0.10)	(0.08)	(0.18)	23.39	17.68	2,440,384	1.24	1.24	0.96
Year ended 6/30/2004	15.25	0.11	4.85	4.96	(0.10)	(0.07)	(0.17)	20.04	32.78	311,596	1.28	1.31	0.60
Class C
Six months ended 12/31/08*	15.99	0.13	(5.52)	(5.39)	(0.15)	(0.00)[5]	(0.15)	10.45	(33.83)	53,508	1.67[4]	2.07[4]	1.95[4]
Year ended 6/30/2008	26.12	0.10	(8.18)	(8.08)	(0.03)	(2.02)	(2.05)	15.99	(32.59)	116,947	2.00	2.00	0.45
Year ended 6/30/2007	22.96	0.03	4.19	4.22	(0.05)	(1.01)	(1.06)	26.12	18.62	452,182	1.83	1.97	0.12
Year ended 6/30/2006	23.07	0.09	0.39	0.48	(0.06)	(0.53)	(0.59)	22.96	2.08	488,480	1.97	1.97	0.40
Year ended 6/30/2005	19.84	0.04	3.29	3.33	(0.02)	(0.08)	(0.10)	23.07	16.80	506,674	1.99	1.99	0.22
Year ended 6/30/2004	15.15	(0.13)	4.93	4.80	(0.04)	(0.07)	(0.11)	19.84	31.83	78,986	2.03	2.06	(0.14)
Class R
Six months ended 12/31/08*	16.37	0.14	(5.65)	(5.51)	(0.23)	(0.00)[5]	(0.23)	10.63	(33.84)	22,638	1.55[4]	1.57[4]	2.05[4]
Year ended 6/30/2008	26.68	0.22	(8.37)	(8.15)	(0.14)	(2.02)	(2.16)	16.37	(32.27)	44,867	1.50	1.50	1.02
Year ended 6/30/2007	23.47	0.12	4.28	4.40	(0.18)	(1.01)	(1.19)	26.68	19.06	103,263	1.48	1.48	0.49
Year ended 6/30/2006	23.56	0.22	0.39	0.61	(0.17)	(0.53)	(0.70)	23.47	2.59	82,770	1.49	1.49	0.92
Year ended 6/30/2005	20.25	0.14	3.36	3.50	(0.11)	(0.08)	(0.19)	23.56	17.35	25,933	1.49	1.49	0.77
Period from 8/30/2003[1] to 6/30/2004	16.26	0.02	3.97	3.99	—	—	—	20.25	24.54	1,665	1.71[4]	1.74[4]	0.53[4]

	Six Months Ended	Year Ended June 30,
	December 31, 2008*	2008	2007	2006	2005	2004
Portfolio turnover rate	37%	55%	40%	27%	14%	5%

1  Commencement of operations.

2  Effective 7/1/2005, net investment income (loss) per share has been calculated based on average shares outstanding during the period.

3  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

4  Annualized.

5  Amount is less than $0.005.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Mid-Cap Value Fund	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses	Investment income — net
Class I
Six months ended 12/31/08*	$17.44	$0.08	$(5.85)	$(5.77)	$(0.09)	$(0.04)	$(0.13)	$11.54	(33.08)%	$920,723	1.11%[4]	1.11%[4]	1.03%[4]
Year ended 6/30/2008	31.99	0.15	(10.34)	(10.19)	(0.20)	(4.16)	(4.36)	17.44	(34.05)	1,551,863	1.03	1.03	0.65
Year ended 6/30/2007	28.91	0.14	5.98	6.12	(0.02)	(3.02)	(3.04)	31.99	21.87	3,681,426	1.02	1.02	0.44
Year ended 6/30/2006	28.55	0.12	2.27	2.39	(0.13)	(1.90)	(2.03)	28.91	8.53	2,873,684	1.01	1.01	0.40
Year ended 6/30/2005	24.53	0.10	4.83	4.93	(0.07)	(0.84)	(0.91)	28.55	20.41	2,244,061	1.03	1.03	0.36
Year ended 6/30/2004	17.64	0.11	7.19	7.30	(0.08)	(0.33)	(0.41)	24.53	41.67	908,242	1.03	1.03	0.50
Class A
Six months ended 12/31/08*	17.32	0.06	(5.80)	(5.74)	(0.05)	(0.04)	(0.09)	11.49	(33.15)	239,735	1.36[4]	1.36[4]	0.76[4]
Year ended 6/30/2008	31.75	0.09	(10.26)	(10.17)	(0.10)	(4.16)	(4.26)	17.32	(34.20)	415,674	1.28	1.28	0.38
Year ended 6/30/2007	28.77	0.06	5.94	6.00	—	(3.02)	(3.02)	31.75	21.56	1,150,029	1.26	1.26	0.19
Year ended 6/30/2006	28.41	0.05	2.25	2.30	(0.04)	(1.90)	(1.94)	28.77	8.27	1,088,854	1.27	1.27	0.16
Year ended 6/30/2005	24.43	0.04	4.81	4.85	(0.03)	(0.84)	(0.87)	28.41	20.13	1,075,253	1.28	1.28	0.16
Year ended 6/30/2004	17.61	0.06	7.15	7.21	(0.06)	(0.33)	(0.39)	24.43	41.21	755,749	1.28	1.28	0.25
Class C
Six months ended 12/31/08*	16.40	0.04	(5.47)	(5.43)	—	(0.04)	(0.04)	10.93	(33.12)	28,379	1.54[4]	2.11[4]	0.57[4]
Year ended 6/30/2008	30.43	(0.10)	(9.77)	(9.87)	—	(4.16)	(4.16)	16.40	(34.68)	60,544	2.03	2.03	(0.43)
Year ended 6/30/2007	27.83	(0.11)	5.73	5.62	—	(3.02)	(3.02)	30.43	20.88	252,320	1.81	2.01	(0.36)
Year ended 6/30/2006	27.70	(0.17)	2.20	2.03	—	(1.90)	(1.90)	27.83	7.46	246,242	2.01	2.01	(0.58)
Year ended 6/30/2005	23.99	(0.15)	4.70	4.55	—	(0.84)	(0.84)	27.70	19.23	252,381	2.03	2.03	(0.58)
Year ended 6/30/2004	17.38	(0.11)	7.05	6.94	—	(0.33)	(0.33)	23.99	40.19	201,360	2.04	2.04	(0.50)
Class R
Six months ended 12/31/08*	17.49	0.04	(5.86)	(5.82)	(0.01)	(0.04)	(0.05)	11.62	(33.28)	6,375	1.61[4]	1.61[4]	0.51[4]
Year ended 6/30/2008	32.01	0.04	(10.36)	(10.32)	(0.04)	(4.16)	(4.20)	17.49	(34.35)	12,588	1.53	1.53	0.16
Year ended 6/30/2007	29.05	(0.02)	6.00	5.98	—	(3.02)	(3.02)	32.01	21.27	27,167	1.52	1.52	(0.06)
Year ended 6/30/2006	28.71	(0.03)	2.28	2.25	(0.01)	(1.90)	(1.91)	29.05	7.99	22,501	1.51	1.51	(0.10)
Year ended 6/30/2005	24.78	(0.05)	4.89	4.84	(0.07)	(0.84)	(0.91)	28.71	19.83	20,038	1.53	1.53	(0.18)
Period from 8/30/2003[1] to 6/30/2004	19.33	0.02	5.84	5.86	(0.08)	(0.33)	(0.41)	24.78	30.58	4,032	1.72[4]	1.72[4]	0.10[4]

	Six Months Ended	Year Ended June 30,
	December 31, 2008*	2008	2007	2006	2005	2004
Portfolio turnover rate	46%	51%	45%	55%	27%	25%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Small Cap Value Fund	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses	Investment income — net
Class I
Six months ended 12/31/08*	$31.67	$0.07	$(13.24)	$(13.17)	$(0.16)	$(0.49)	$(0.65)	$17.85	(41.51)%	$163,373	1.16%[4]	1.16%[4]	0.55%[4]
Year ended 6/30/2008	50.00	0.15	(14.45)	(14.30)	—	(4.03)	(4.03)	31.67	(29.19)	291,515	1.08	1.08	0.39
Year ended 6/30/2007	48.13	0.06	6.42	6.48	(0.09)	(4.52)	(4.61)	50.00	14.32	526,706	1.01	1.01	0.12
Year ended 6/30/2006	52.52	0.18	2.57	2.75	(0.14)	(7.00)	(7.14)	48.13	5.13	553,660	1.04	1.04	0.35
Year ended 6/30/2005	50.54	(0.08)	9.36	9.28	—	(7.30)	(7.30)	52.52	19.49	518,365	1.06	1.06	(0.16)
Year ended 6/30/2004	34.55	(0.06)	16.90	16.84	(0.02)	(0.83)	(0.85)	50.54	49.06	324,984	1.14	1.14	(0.12)
Class A
Six months ended 12/31/08*	31.69	0.03	(13.24)	(13.21)	(0.09)	(0.49)	(0.58)	17.90	(41.61)	17,728	1.40[4]	1.40[4]	0.26[4]
Year ended 6/30/2008	50.14	0.02	(14.44)	(14.42)	—	(4.03)	(4.03)	31.69	(29.36)	43,959	1.33	1.33	0.04
Year ended 6/30/2007	48.30	(0.06)	6.44	6.38	(0.02)	(4.52)	(4.54)	50.14	14.03	120,897	1.26	1.26	(0.14)
Year ended 6/30/2006	52.74	0.06	2.58	2.64	(0.08)	(7.00)	(7.08)	48.30	4.86	184,473	1.30	1.30	0.12
Year ended 6/30/2005	50.84	(0.20)	9.40	9.20	—	(7.30)	(7.30)	52.74	19.20	232,453	1.31	1.31	(0.40)
Year ended 6/30/2004	34.81	(0.17)	17.03	16.86	—	(0.83)	(0.83)	50.84	48.70	217,833	1.39	1.39	(0.37)
Class C
Six months ended 12/31/08*	29.37	(0.01)	(12.23)	(12.24)	—	(0.49)	(0.49)	16.64	(41.61)	1,797	1.74[4]	2.15[4]	(0.08)[4]
Year ended 6/30/2008	47.18	(0.29)	(13.49)	(13.78)	—	(4.03)	(4.03)	29.37	(29.88)	4,159	2.08	2.08	(0.80)
Year ended 6/30/2007	45.83	(0.22)	6.09	5.87	—	(4.52)	(4.52)	47.18	13.65	14,683	1.60	2.01	(0.48)
Year ended 6/30/2006	50.67	(0.32)	2.48	2.16	—	(7.00)	(7.00)	45.83	4.07	20,717	2.04	2.04	(0.63)
Year ended 6/30/2005	49.45	(0.56)	9.08	8.52	—	(7.30)	(7.30)	50.67	18.30	26,792	2.06	2.06	(1.15)
Year ended 6/30/2004	34.13	(0.50)	16.65	16.15	—	(0.83)	(0.83)	49.45	47.62	25,132	2.14	2.14	(1.13)

	Six Months Ended	Year Ended June 30,
	December 31, 2008*	2008	2007	2006	2005	2004
Portfolio turnover rate	32%	62%	31%	52%	49%	64%

1  Commencement of operations.

2  Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

3  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

4  Annualized.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
All Cap Value Fund	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses	Investment income — net
Class I
Six months ended 12/31/08*	$13.72	$0.09	$(4.71)	$(4.62)	$(0.11)	—	$(0.11)	$8.99	(33.64)%	$13,917	1.20%[4]	1.20%[4]	1.62%[4]
Year ended 6/30/2008	21.55	0.11	(6.00)	(5.89)	(0.05)	$(1.89)	(1.94)	13.72	(28.58)	22,921	1.07	1.07	0.63
Year ended 6/30/2007	19.36	0.02	3.87	3.89	—	(1.70)	(1.70)	21.55	20.82	44,410	0.98	0.98	0.12
Year ended 6/30/2006	20.36	0.21	(0.26)	(0.05)	(0.27)	(0.68)	(0.95)	19.36	(0.24)	59,891	0.97	0.97	1.01
Year ended 6/30/2005	17.02	0.16	3.27	3.43	(0.03)	(0.06)	(0.09)	20.36	20.14	54,969	1.04	1.04	0.88
Year ended 6/30/2004	12.58	0.00	4.46	4.46	(0.01)	(0.01)	(0.02)	17.02	35.48	22,678	1.15	1.25	0.03
Class A
Six months ended 12/31/08*	13.70	0.08	(4.70)	(4.62)	(0.06)	—	(0.06)	9.02	(33.68)	9,828	1.45[4]	1.45[4]	1.29[4]
Year ended 6/30/2008	21.55	0.06	(6.00)	(5.94)	(0.02)	(1.89)	(1.91)	13.70	(28.80)	22,729	1.31	1.31	0.36
Year ended 6/30/2007	19.40	(0.03)	3.88	3.85	—	(1.70)	(1.70)	21.55	20.56	64,743	1.23	1.23	(0.14)
Year ended 6/30/2006	20.40	0.17	(0.26)	(0.09)	(0.23)	(0.68)	(0.91)	19.40	(0.50)	92,689	1.22	1.22	0.83
Year ended 6/30/2005	17.09	0.11	3.28	3.39	(0.02)	(0.06)	(0.08)	20.40	19.84	112,898	1.29	1.29	0.61
Year ended 6/30/2004	12.62	(0.04)	4.53	4.49	(0.01)	(0.01)	(0.02)	17.09	35.56	35,438	1.40	1.50	(0.22)
Class C
Six months ended 12/31/08*	13.18	0.05	(4.50)	(4.45)	(0.02)	—	(0.02)	8.71	(33.77)	6,778	1.83[4]	2.20[4]	0.95[4]
Year ended 6/30/2008	20.94	(0.07)	(5.80)	(5.87)	—	(1.89)	(1.89)	13.18	(29.34)	13,621	2.06	2.06	(0.39)
Year ended 6/30/2007	19.00	(0.14)	3.78	3.64	—	(1.70)	(1.70)	20.94	19.85	46,856	1.79	1.98	(0.69)
Year ended 6/30/2006	20.02	0.01	(0.25)	(0.24)	(0.10)	(0.68)	(0.78)	19.00	(1.25)	59,822	1.97	1.97	0.05
Year ended 6/30/2005	16.88	(0.02)	3.22	3.20	—	(0.06)	(0.06)	20.02	18.98	66,074	2.04	2.04	(0.14)
Period from 8/28/2003[1] to 6/30/2004	14.32	(0.14)	2.71	2.57	—	(0.01)	(0.01)	16.88	17.97	20,739	2.35[4]	2.46[4]	(0.96)[4]

	Six Months Ended	Year Ended June 30,
	December 31, 2008*	2008	2007	2006	2005	2004
Portfolio turnover rate	86%	119%	53%	73%	39%	30%

1  Commencement of operations.

2  Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

3  Total returns exclude the effects of sales charges. The Fund's investment advisor waived a portion of its advisory fee and reimbursed a portion of the Fund's expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.

4  Annualized.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements

DECEMBER 31, 2008 (UNAUDITED)

NOTE 1.

Organization. Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of five series of shares. The Hotchkis and Wiley Core Value Fund, the Hotchkis and Wiley Large Cap Value Fund, the Hotchkis and Wiley Mid-Cap Value Fund and the Hotchkis and Wiley Small Cap Value Fund (collectively, the "H&W Funds") are diversified series and the Hotchkis and Wiley All Cap Value Fund (together with the H&W Funds, hereafter referred to as the "Funds") is a non-diversified series of the Trust. The Trust was organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the "Mercury HW Funds"). On February 4, 2002, the Mercury HW Funds were reorganized into the Trust through a non-taxable exchange.

The Large Cap Value Fund and Mid-Cap Value Fund have four classes of shares: Class I, Class A, Class C and Class R. The Core Value Fund, Small Cap Value Fund and All Cap Value Fund have three classes of shares: Class I, Class A and Class C. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge. Class C shares are automatically converted to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class C and Class R shares bear certain expenses related to the distribution and servicing expenditures. The Small Cap Value Fund is closed to new investors, except as described in the prospectuses.

Significant Accounting Policies. The Funds' unaudited financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. New York time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price or, if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from broker/dealers or pricing services. Short-term investments which mature in less than 60 days are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

FAS 157. In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

As of June 30, 2008, the Trust adopted FAS 157. The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have any material effect on the Funds' net asset values. However, the adoption of FAS 157 does require the Trust to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Trust's periodic filings.

FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

  • Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

  • Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

  • Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund's assets as of December 31, 2008:

	Core Value	Large Cap Value	Mid-Cap Value	Small Cap Value	All Cap Value
Level 1 — Quoted prices in an active market	$462,168,278	$1,335,636,844	$1,187,087,959	$172,303,565	$30,434,066
Level 2 — Other significant observable market inputs	—	—	—	—	—
Level 3 — Significant unobservable inputs	—	—	—	—	—
Total	$462,168,278	$1,335,636,844	$1,187,087,959	$172,303,565	$30,434,066

The Trust did not have any liabilities that were measured at fair value on December 31, 2008.

Income and Expense Allocation. Common expenses incurred by the Trust which are not allocable to a specific Fund are allocated among the Funds based upon relative net assets or evenly, depending on the nature of the expenditure. Net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid semi-annually for the Large Cap Value Fund and annually for the Core Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

Security Transactions and Investment Income. Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the specifically identified cost basis of the securities. Dividend income, less foreign taxes withheld, if any, are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized gains or losses on the security.

Restricted and Illiquid Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

NOTE 2.

Fees and Transactions with Affiliates. The Trust has entered into Investment Advisory Agreements for each of the Funds with Hotchkis and Wiley Capital Management, LLC (the "Advisor"), with which the officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are current and former employees of the Advisor, and Stephens — H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor is responsible for the management of the Funds' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to such Fund's daily net assets through October 31, 2009.

	Core Value	Large Cap Value	Mid-Cap Value	Small Cap Value	All Cap Value
Annual Advisory Fee Rate	0.75%[1]	0.75%[1]	0.75%[1]	0.75%	0.75%
Annual cap on expenses — Class I	0.95%	1.05%	1.15%	1.25%	1.25%
Annual cap on expenses — Class A	1.20%	1.30%	1.40%	1.50%	1.50%
Annual cap on expenses — Class C	1.95%	2.05%	2.15%	2.25%	2.25%
Annual cap on expenses — Class R	Not applicable	1.55%	1.65%	Not applicable	Not applicable

1 Effective January 1, 2007, the Annual Advisory Fee Rate is 0.75% for the first $5 billion in assets, 0.65% for the next $5 billion in assets and 0.60% for assets over $10 billion.

Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Funds ("Quasar" or the "Distributor"). The Distributor is affiliated with the Funds' transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC. Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the 1940 Act, the Funds pay the Distributor ongoing distribution and service fees. The fees are accrued daily at the annual rates based upon the average daily net assets of the shares as follows:

Distribution and Service Fee
Class A	0.25%
Class C	1.00%
Class R	0.50%

The Advisor agreed to voluntarily waive a portion of the distribution fees for each of the Funds with respect to Class C Shares.

Pursuant to separate agreements with the Distributor, selected dealers and other financial intermediaries also provide distribution services to the Funds. The ongoing distribution and service fee compensates the Distributor and selected dealers for providing distribution-related and shareholder services to Class A, Class C and Class R shareholders.

Certain selected dealers and other financial intermediaries charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders; the portion of this fee paid by the Funds is included within "Transfer agent fees and expenses" in the Statements of Operations.

NOTE 3.

Investments. Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2008 were as follows:

	Core Value	Large Cap Value	Mid-Cap Value	Small Cap Value	All Cap Value
Purchases	$362,493,026	$743,130,492	$742,482,782	$83,375,851	$37,979,382
Sales	814,456,823	1,243,426,715	916,693,383	103,626,160	48,000,492

NOTE 4.

Federal Income Taxes. It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified within the capital accounts.

The following information is presented on an income tax basis as of June 30, 2008:

	Core Value	Large Cap Value	Mid-Cap Value	Small Cap Value	All Cap Value
Cost of investments(a)	$1,779,337,879	$3,656,574,056	$2,627,508,223	$387,967,056	$68,755,183
Gross unrealized appreciation	66,043,852	218,719,843	172,605,519	37,216,069	2,505,517
Gross unrealized depreciation	(527,565,689)	(1,204,497,420)	(802,493,039)	(98,811,447)	(12,658,765)
Net unrealized depreciation on investments	(461,521,837)	(985,777,577)	(629,887,520)	(61,595,378)	(10,153,248)
Distributable ordinary income (as of 6/30/08)	14,792,750	30,050,259	7,583,445	1,485,015	96,308
Distributable long-term gains (as of 6/30/08)	—	36,744	3,807,596	4,779,270	—
Total distributable earnings	14,792,750	30,087,003	11,391,041	6,264,285	96,308
Other accumulated losses	(160,717,518)	(17,870,276)	(174,265,973)	—	(830,875)
Total accumulated losses	(607,446,605)	(973,560,850)	(792,762,452)	(55,331,093)	(10,887,815)

(a) Any differences between book and tax cost are due primarily to wash sale losses.

The tax components of distributions paid during the fiscal years ended June 30, 2008 and 2007, capital loss carryovers as of June 30, 2008, and tax basis post-October losses as of June 30, 2008, which are not recognized for tax purposes until the first day of the following fiscal year, are:

	June 30, 2008				June 30, 2007
	Ordinary Income Distributions	Long-Term Capital Gains Distributions	Net Capital Loss Carryovers	Post- October Losses	Ordinary Income Distributions	Long-Term Capital Gains Distributions
Core Value	$51,802,765	$96,274,277	$—	$160,717,518	$10,317,533	$33,196,879
Large Cap Value	72,124,221	358,827,060	—	17,870,276	59,398,863	230,563,101
Mid-Cap Value	140,710,723	383,810,950	—	174,265,973	18,851,060	416,397,163
Small Cap Value	—	44,745,044	—	—	16,057,366	44,545,500
All Cap Value	2,656,418	6,735,294	(31,503)	799,372	1,051,874	12,506,624

The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2008.

Effective July 1, 2007, the Trust adopted FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes", a clarification of FASB Statement No. 109, "Accounting for Income Taxes". FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Funds' net assets or results of operations.

As of and during the year ended June 30, 2008, the Trust did not have a liability for any unrecognized tax benefits. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended June 30, 2008, the Trust did not incur any interest or penalties. All tax years since inception of the Trust remain open and subject to examination by tax jurisdictions.

NOTE 5.

Capital Share Transactions. Transactions in capital shares for each class were as follows:

	Sales		Reinvestment of dividends and distributions		Redemptions		Net decrease
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended December 31, 2008
Core Value Fund
Class I	40,709,750	$303,008,435	3,080,913	$18,454,671	(100,863,484)	$(729,324,626)	(57,072,821)	$(407,861,520)
Class A	2,488,543	20,437,270	342,820	2,063,777	(10,673,428)	(80,935,482)	(7,842,065)	(58,434,435)
Class C	297,047	2,212,766	65,032	389,543	(1,757,152)	(13,227,782)	(1,395,073)	(10,625,473)
Total net increase (decrease)	43,495,340	325,658,471	3,488,765	20,907,991	(113,294,064)	(823,487,890)	(66,309,959)	(476,921,428)
Large Cap Value Fund
Class I	7,158,203	95,785,194	1,430,994	18,716,353	(26,093,916)	(353,379,543)	(17,504,719)	(238,877,996)
Class A	31,632,265	416,752,533	1,387,745	17,993,856	(51,151,697)	(669,875,914)	(18,131,687)	(235,129,525)
Class C	137,155	1,721,556	36,609	454,269	(2,366,067)	(30,923,669)	(2,192,303)	(28,747,844)
Class R	319,122	4,083,179	28,667	375,801	(959,137)	(12,883,825)	(611,348)	(8,424,845)
Total net increase (decrease)	39,246,745	518,342,462	2,884,015	37,540,279	(80,570,817)	(1,067,062,951)	(38,440,057)	(511,180,210)
Mid-Cap Value Fund
Class I *	18,098,670	276,378,034	781,314	8,797,596	(28,060,819)	(407,398,953)	(9,180,835)	(122,223,323)
Class A	6,286,714	75,940,991	104,069	1,165,556	(9,514,344)	(142,131,366)	(3,123,561)	(65,024,819)
Class C	99,799	1,264,205	5,277	56,196	(1,199,727)	(16,434,407)	(1,094,651)	(15,114,006)
Class R	127,581	1,734,147	714	8,096	(299,519)	(4,340,663)	(171,224)	(2,598,420)
Total net increase (decrease)	24,612,764	355,317,377	891,374	10,027,444	(39,074,409)	(570,305,389)	(13,570,271)	(204,960,568)
Small Cap Value Fund
Class I	1,091,769	23,358,159	138,349	2,385,134	(1,279,598)	(32,802,795)	(49,480)	(7,059,502)
Class A	132,690	3,011,609	20,190	349,087	(549,727)	(13,517,058)	(396,847)	(10,156,362)
Class C	1,894	31,797	1,493	23,972	(36,989)	(857,782)	(33,602)	(802,013)
Total net increase (decrease)	1,226,353	26,401,565	160,032	2,758,193	(1,866,314)	(47,177,635)	(479,929)	(18,017,877)
All Cap Value Fund
Class I	134,448	1,206,671	17,932	159,592	(274,795)	(2,666,952)	(122,415)	(1,300,689)
Class A	7,361	82,641	6,039	53,925	(582,061)	(6,787,776)	(568,661)	(6,651,210)
Class C	6,846	68,263	834	7,187	(262,440)	(2,774,940)	(254,760)	(2,699,490)
Total net increase (decrease)	148,655	1,357,575	24,805	220,704	(1,119,296)	(12,229,668)	(945,836)	(10,651,389)

* Includes an in-kind redemption which resulted in a realized loss of $5,959,039.

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year Ended June 30, 2008
Core Value Fund
Class I	49,708,802	$617,935,371	9,509,280	$113,730,995	(53,091,091)	$(607,940,559)	6,126,991	$123,725,807
Class A	5,076,535	60,863,428	1,489,496	17,799,483	(33,077,083)	(416,798,237)	(26,511,052)	(338,135,326)
Class C	655,816	7,683,688	288,253	3,404,262	(6,779,387)	(83,925,275)	(5,835,318)	(72,837,325)
Total net increase (decrease)	55,441,153	686,482,487	11,287,029	134,934,740	(92,947,561)	(1,108,664,071)	(26,219,379)	(287,246,844)

	Sales		Reinvestment of dividends and distributions		Redemptions		Net decrease
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Large Cap Value Fund
Class I *	19,597,342	$419,808,596	7,856,475	$163,356,032	(56,185,310)	$(1,189,667,322)	(28,731,493)	$(606,502,694)
Class A	34,913,055	720,751,235	8,601,611	177,528,697	(72,983,452)	(1,549,366,224)	(29,468,786)	(651,086,292)
Class C	807,051	16,785,265	518,063	10,480,421	(11,323,207)	(244,404,241)	(9,998,093)	(217,138,555)
Class R	889,024	19,112,937	216,591	4,490,275	(2,234,446)	(47,452,313)	(1,128,831)	(23,849,101)
Total net increase (decrease)	56,206,472	1,176,458,033	17,192,740	355,855,425	(142,726,415)	(3,030,890,100)	(69,327,203)	(1,498,576,642)
Mid-Cap Value Fund
Class I	22,256,572	482,336,141	16,402,765	340,521,403	(64,780,700)	(1,495,575,523)	(26,121,363)	(672,717,979)
Class A	7,011,865	153,469,004	3,879,787	80,078,798	(23,115,909)	(540,495,024)	(12,224,257)	(306,947,222)
Class C	632,223	12,712,470	525,418	10,308,701	(5,757,311)	(129,591,154)	(4,599,670)	(106,569,983)
Class R	475,979	11,033,428	48,592	1,013,628	(653,522)	(14,875,098)	(128,951)	(2,828,042)
Total net increase (decrease)	30,376,639	659,551,043	20,856,562	431,922,530	(94,307,442)	(2,180,536,799)	(43,074,241)	(1,089,063,226)
Small Cap Value Fund
Class I	2,374,512	85,971,961	446,282	15,258,372	(4,151,658)	(152,198,811)	(1,330,864)	(50,968,478)
Class A	247,022	8,816,116	122,432	4,193,291	(1,393,537)	(51,515,949)	(1,024,083)	(38,506,542)
Class C	18,750	613,187	7,448	237,372	(195,793)	(6,957,075)	(169,595)	(6,106,516)
Total net increase (decrease)	2,640,284	95,401,264	576,162	19,689,035	(5,740,988)	(210,671,835)	(2,524,542)	(95,581,536)
All Cap Value Fund
Class I	147,545	2,610,572	186,218	2,975,756	(723,272)	(12,870,344)	(389,509)	(7,284,016)
Class A	86,135	1,451,662	163,579	2,613,993	(1,595,665)	(28,040,632)	(1,345,951)	(23,974,977)
Class C	135,588	2,114,325	71,556	1,104,815	(1,411,466)	(23,435,263)	(1,204,322)	(20,216,123)
Total net increase (decrease)	369,268	6,176,559	421,353	6,694,564	(3,730,403)	(64,346,239)	(2,939,782)	(51,475,116)

* Includes an in-kind redemption which resulted in a realized gain of $13,918,480.

NOTE 6.

Investments in Affiliated Issuers.  An issuer in which a Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of each Fund's investments in securities of affiliated issuers held during the six months ended December 31, 2008, is set forth below:

Mid-Cap Value Fund
Issuer Name	Share Balance At July 1, 2008	Additions	Reductions	Share Balance At Dec. 31, 2008	Dividend Income	Value At Dec. 31, 2008
Citadel Broadcasting Corporation +	16,071,900	—	1,357,500	14,714,400	$—	$2,354,304
IKON Office Solutions, Inc. *	5,061,281	—	5,061,281	—	111,667	—
Jones Apparel Group, Inc. *	5,045,300	—	3,256,800	1,788,500	836,108	10,480,610
MI Developments, Inc.	2,533,400	—	85,300	2,448,100	635,141	18,262,826
					$1,582,916

* Issuer was not an affiliate as of December 31, 2008.

+ Non-income producing security.

Small Cap Value Fund
Issuer Name	Share Balance At July 1, 2008	Additions	Reductions	Share Balance At Dec. 31, 2008	Dividend Income	Value At Dec. 31, 2008
Hudson Highland Group, Inc.+	1,517,900	—	—	1,517,900	$—	$5,084,965
Miller Industries, Inc.+	946,400	—	—	946,400	—	5,015,920
Westwood One, Inc.*+	5,487,500	—	3,730,700	1,756,800	—	96,624

* Issuer was not an affiliate as of December 31, 2008.

+ Non-income producing security.

NOTE 7.

Securities Lending. Effective December 2007, the Funds entered into a securities lending arrangement with Brown Brothers Harriman & Co. (the "Custodian"). Under the securities lending agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned plus accrued interest. The Funds did not have any securities on loan as of December 31, 2008. The cash collateral is invested in short-term instruments. Income earned from these investments is included in "Securities on loan" on the Statement of Operations and is allocated to each Fund based on each Fund's proportion of the total cash collateral received. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

A portion of the income generated by the investment of the collateral, net of any rebates paid by the Custodian to borrowers, is remitted to the Custodian as lending agent, and the remainder is paid to the Funds.

NOTE 8.

Indemnifications. Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 9.

New Accounting Standard. In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the potential impact, if any, of SFAS 161 on the Funds' financial statement disclosures.

NOTE 10.

Federal Tax Disclosure. For the year ended June 30, 2008, the following percentages of ordinary distributions paid qualifies for the dividend received deduction available to corporate shareholders: Core Value Fund — 77%, Large Cap Value Fund — 100%, Mid-Cap Value Fund — 42%, All Cap Value Fund — 59%. For the year ended June 30, 2008, the following percentages of ordinary distributions paid are designated as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003: Core Value Fund — 70%, Large Cap Value Fund — 100%, Mid-Cap Value Fund — 39%, All Cap Value Fund — 46%. Shareholders should consult their tax advisors.

Additional Information Applicable to Foreign Shareholders Only. For the year ended June 30, 2008, the Funds designate the following percentages of ordinary distributions paid as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c): Core Value Fund — 3%, Large Cap Value Fund — 2%, Mid-Cap Value Fund — 4%, All Cap Value Fund — 3%. For the year ended June 30, 2008, the following percentages of its ordinary income distributions paid are designated as short-term capital gain distributions under the Internal Revenue Code Section 871(k)(2)(c): Core Value Fund — 63%, Large Cap Value Fund — 36%, Mid-Cap Value Fund — 86%, All Cap Value Fund — 95%.

Fund Expense Examples (Unaudited)

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs such as initial sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period (July 1, 2008 – December 31, 2008).

The table below illustrates the Funds' costs in two ways:

Based on Actual Fund Returns. This section provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Based on Hypothetical 5% Yearly Returns. This section provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

	Based on Actual Fund Returns			Based on Hypothetical 5% Yearly Returns
	Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expenses Paid During Period* 7/1/08 - 12/31/08	Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expenses Paid During Period* 7/1/08 - 12/31/08	Annualized Expense Ratio
Core Value Fund
Class I	$1,000.00	$670.50	$4.00	$1,000.00	$1,020.42	$4.84	0.95%
Class A	1,000.00	669.60	5.05	1,000.00	1,019.16	6.11	1.20
Class C	1,000.00	667.30	7.35	1,000.00	1,016.38	8.89	1.75
Large Cap Value Fund
Class I	1,000.00	662.80	4.40	1,000.00	1,019.91	5.35	1.05
Class A	1,000.00	661.90	5.45	1,000.00	1,018.65	6.61	1.30
Class C	1,000.00	661.70	6.99	1,000.00	1,016.79	8.49	1.67
Class R	1,000.00	661.60	6.49	1,000.00	1,017.39	7.88	1.55
Mid-Cap Value Fund
Class I	1,000.00	669.20	4.67	1,000.00	1,019.61	5.65	1.11
Class A	1,000.00	668.50	5.72	1,000.00	1,018.35	6.92	1.36
Class C	1,000.00	668.80	6.48	1,000.00	1,017.44	7.83	1.54
Class R	1,000.00	667.20	6.77	1,000.00	1,017.09	8.19	1.61
Small Cap Value Fund
Class I	1,000.00	584.90	4.63	1,000.00	1,019.36	5.90	1.16
Class A	1,000.00	583.90	5.59	1,000.00	1,018.15	7.12	1.40
Class C	1,000.00	583.90	6.95	1,000.00	1,016.43	8.84	1.74
All Cap Value Fund
Class I	1,000.00	663.60	5.03	1,000.00	1,019.16	6.11	1.20
Class A	1,000.00	663.20	6.08	1,000.00	1,017.90	7.37	1.45
Class C	1,000.00	662.30	7.67	1,000.00	1,015.98	9.30	1.83

* Expenses are equal to the Funds' annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by the number of days in the most recent fiscal year (365).

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Information about the Funds

ADVISOR

Hotchkis and Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, California 90071

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

This report is for the information of shareholders of the Hotchkis and Wiley Funds, but may also be used as sales literature when preceded or accompanied by a current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is included in the Statement of Additional Information, which is available without charge, upon request, by calling 1-866-HW-FUNDS (1-866-493-8637) and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 is available without charge on the Funds' website at www.hwcm.com and on the SEC's website at http://www.sec.gov.

Hotchkis and Wiley Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available free of charge on the SEC's website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (1-202-551-8090). The Forms N-Q are also available on the Funds' website at www.hwcm.com under the "Download Center".

HOTCHKIS AND WILEY FUNDS

725 SOUTH FIGUEROA STREET, 39th Floor

LOS ANGELES, CALIFORNIA 90017-5439

www.hwcm.com

1.866.HW.FUNDS (1.866.493.8637)

CODE #HWF-SAR-1208-0209

DECEMBER 31, 2008

SEMI-ANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The identification and recommendation of individuals for Board membership is the responsibility of the Nominating and Governance Committee.  Shareholders may submit suggestions for candidates by forwarding their correspondence by U.S. mail or other courier service to the registrant’s Secretary for the attention of the Chairman of the Nominating and Governance Committee, 725 S. Figueroa Street, 39th Floor, Los Angeles, CA 90017-5439.

Item 11. Controls and Procedures.

(a)   The officers providing the certifications in this report in accordance with Rule 30a-2 under the Investment Company Act of 1940 (the “Act”) have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Act), that such controls and procedures are effective, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)   There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year which has materially affected, or is reasonably likely to materially affect, the registrant’s internal  control over financial reporting.

Item 12. Exhibits.

(a)          (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)       Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hotchkis and Wiley Funds

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, President

Date	February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, President

Date	February 20, 2009

By (Signature and Title)	/s/ James Menvielle
James Menvielle, Treasurer

Date	February 20, 2009